RELATED PARTY TRANSACTIONS - Disclosure of detailed information about key management personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Related Party Transactions [Abstract]
Management compensation	$ 743,846	$ 720,500	$ 720,003
Share-based expense	137,240	81,233	105,792
Directors' fees	127,625	149,000	163,000
RSU payment	15,719	12,904	23,000
Total remuneration	$ 1,024,430	$ 963,637	$ 1,011,795